Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	15,976,227	15,976,227
Common stock, shares outstanding	15,976,227	15,976,227
Series A preferred stock
Preferred stock, shares issued	10,000	10,000
Preferred stock, shares outstanding	10,000	10,000
Series B preferred stock
Preferred stock, shares issued	940	0
Preferred stock, shares outstanding	940	0
Previously reported
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		15,976,227	12,732,257
Common stock, shares outstanding		15,976,227	12,732,257
Due from employees – net of credit loss allowance (in Dollars)		$ 0	$ 20,000
Previously reported | Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		25,000,000	25,000,000
Preferred stock, shares issued		10,000	0
Preferred stock, shares outstanding		10,000	0